Commitments, Significant Contracts and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Commitments Significant Contracts and Contingencies
Operating Lease, Right-of-Use Asset	$ 156,748	$ 167,446	$ 52,444
Right of use assets - Remeasurement related to lease extension		0	156,566
Amortization	(42,733)	(32,603)	(41,564)
Total lease assets	114,015	134,843	167,446
Liabilities operating lease	156,748	163,967	49,988
Liabilities remeasurement related to lease extension		0	156,566
Lease payments	56,129	(33,273)	(44,814)
Interest accretion	15,967	6,672	2,227
Total lease liabilities	116,586	137,366	163,967
Operating lease cost	114,015	134,843	167,446
Operating cash flows for lease	$ (56,129)	$ (33,273)	$ 44,814
Remaining lease term	3 years 5 months 15 days	4 years 2 months 15 days	5 years 2 months 1 day
Discount Rate	7.25%	7.25%	7.25%